PENSION AND OTHER POSTRETIREMENT BENEFITS - Defined Contribution and Other Retirement Plans (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Defined contribution and other retirement plans
Recognized defined contribution plan cost	$ 20.0	$ 20.2	$ 19.4
Deferred compensation plan accrued	$ 78.7	$ 77.9
Minimum age of participant for termination of employment to determine forfeiture of interest on contribution	55 years
DSUs outstanding under directors deferred equity compensation plan for non-employee directors	0.1	0.1
Value of DSUs outstanding under directors deferred equity compensation plan for non-employee directors	$ 10.2	$ 8.0
Other assets
Defined contribution and other retirement plans
Cash surrender value included in other assets	$ 230.6	$ 227.1